Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes - $ / shares		12 Months Ended
		Jun. 30, 2021	Jun. 30, 2020
$0.08 Options 30-Sep-2021 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)		30,164,690
Dividend yield (%)
Expected volatility (%)		86.00%
Risk-free interest rate (%)		0.17%
Expected life of option (years)		1 year
Exercise price (cents) (in Dollars per share)		$ 8
Grant date share price (cents) (in Dollars per share)		$ 7.7
Vesting date		2-Oct-2020
$0.15 Options 20-Nov-2023 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)		10,000,000
Dividend yield (%)
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.11%
Expected life of option (years)		3 years
Exercise price (cents) (in Dollars per share)		$ 15
Grant date share price (cents) (in Dollars per share)		$ 11.5
Vesting date		20-Nov-2020
$0.25 Options 20-Nov-2023 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)		10,000,000
Dividend yield (%)
Expected volatility (%)		100.00%
Risk-free interest rate (%)		0.11%
Expected life of option (years)		3 years
Exercise price (cents) (in Dollars per share)		$ 25
Grant date share price (cents) (in Dollars per share)		$ 11.5
Vesting date		20-Nov-2020
$0.20 Options 20-Nov-2023 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)		10,000,000
Dividend yield (%)
Expected volatility (%)		101.00%
Risk-free interest rate (%)		0.12%
Expected life of option (years)		2 years 8 months 12 days
Exercise price (cents) (in Dollars per share)		$ 20
Grant date share price (cents) (in Dollars per share)		$ 22
Vesting date		25-Feb-2021
$0.25 Options 20-Nov-2023 One [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)		10,000,000
Dividend yield (%)
Expected volatility (%)		101.00%
Risk-free interest rate (%)		0.12%
Expected life of option (years)		2 years 8 months 12 days
Exercise price (cents) (in Dollars per share)		$ 25
Grant date share price (cents) (in Dollars per share)		$ 22
Vesting date		25-Feb-2021
$0.05 Options 30-Jun-2025 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)			750,000
Dividend yield (%)
Expected volatility (%)			92.00%
Risk-free interest rate (%)			0.39%
Expected life of option (years)			5 years
Exercise price (cents) (in Dollars per share)			$ 5
Grant date share price (cents) (in Dollars per share)			$ 4.8
Vesting date			30-Jun-2020
$0.05 Options 30-Jun-2026 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)			750,000
Dividend yield (%)
Expected volatility (%)			92.00%
Risk-free interest rate (%)			0.48%
Expected life of option (years)			6 years
Exercise price (cents) (in Dollars per share)			$ 5
Grant date share price (cents) (in Dollars per share)			$ 4.8
Vesting date			30-Jun-2021
$0.05 Options 30-Jun-2027 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)			750,000
Dividend yield (%)
Expected volatility (%)			92.00%
Risk-free interest rate (%)			0.58%
Expected life of option (years)			7 years
Exercise price (cents) (in Dollars per share)			$ 5
Grant date share price (cents) (in Dollars per share)			$ 4.8
Vesting date			30-Jun-2022
$0.20 Options 30-Sep-2021 [Member]
Share Based Payments (Details) - Schedule of share options granted is estimated the grant date Black-Scholes [Line Items]
Number (in Shares)			2,000,000
Dividend yield (%)
Expected volatility (%)			93.00%
Risk-free interest rate (%)			0.25%
Expected life of option (years)			1 year 3 months
Exercise price (cents) (in Dollars per share)			$ 20
Grant date share price (cents) (in Dollars per share)			$ 4.8
Vesting date	[1]		Refer (a) below

[1]	The options vest upon the shares having a closing price of 20 cents per share or more for any 5 trading days at any time from the date of grant of the options until the expiry date of the options (30 September 2021).